Shareholder Fees {- Fidelity Series International Developed Markets Bond Index Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Series International Developed Markets Bond Index Fund Series PRO-02 | Fidelity Series International Developed Markets Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none